Disaggregated Revenues	12 Months Ended
Dec. 31, 2024
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

13. DISAGGREGATED REVENUES

The following table shows disaggregated revenues by major categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Customized software solutions	841,511	50.3%	1,813,678	72.8%	1,119,210	48.5%
White label software	766,211	45.9%	382,527	15.4%	748,770	32.4%
Subscription services	63,395	3.8%	293,790	11.8%	441,238	19.1%
Total	1,671,117	100.0%	2,489,995	100.0%	2,309,218	100.0%

The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Customized software solutions	122,759	34.8%	185,087	33.8%	117,252	16.9%
White label software	212,611	60.2%	205,055	37.4%	361,619	52.3%
Subscription services	17,592	5.0%	157,488	28.8%	213,113	30.8%
Total	352,962	100.0%	547,630	100.0%	691,984	100.0%

The following table shows disaggregated cost of revenues by nature for the years ended December 31, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Staff costs and employee benefits	221,600	62.8%	242,621	44.3%	230,193	33.3%
Amortization of intangible assets	56,887	16.1%	146,401	26.7%	259,998	37.5%
Subcontracting costs	52,294	14.8%	135,424	24.7%	179,495	25.9%
Rental of server	11,153	3.2%	11,699	2.2%	10,734	1.6%
Depreciation	11,028	3.1%	11,485	2.1%	11,564	1.7%
Total	352,962	100.0%	547,630	100.0%	691,984	100.0%

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,119,210	117,252	1,001,958	89.5%
White label software	748,770	361,619	387,151	51.7%
Subscription services	441,238	213,113	228,125	51.7%
Total	2,309,218	691,984	1,617,234	70%

	Years ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,813,678	185,087	1,628,591	89.8%
White label software	382,527	205,055	177,472	46.4%
Subscription services	293,790	157,488	136,302	46.4%
Total	2,489,995	547,630	1,942,365	78.0%

	Years ended December 31, 2022
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	841,511	122,759	718,752	85.4%
White label software	766,211	212,611	553,600	72.3%
Subscription services	63,395	17,592	45,803	72.3%
Total	1,671,117	352,962	1,318,155	78.9%

Revenues disaggregated by timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024 are disclosed in the table below:

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Point in time
– Customized software solutions	841,511	1,813,678	1,119,210
– White label software	766,211	382,527	748,770
	1,607,722	2,196,205	1,867,980
Over time
– Subscription services	63,395	293,790	441,238
Total	1,671,117	2,489,995	2,309,218